Retained Interest in Notes Receivable Sold	12 Months Ended
Dec. 31, 2010
Retained Interest In Notes Receivables [Abstract]
Retained Interest in Notes Receivable Sold
13.	Retained Interest in Notes Receivable Sold

On January 1, 2010, we adopted an amendment to the accounting guidance for transfers of financial assets and an amendment to the accounting guidance associated with the consolidation of VIEs. As a result of the adoption of these accounting standards, Bluegreen consolidated seven existing special purpose finance entities (“QSPEs”) associated with prior securitization transactions which previously qualified for off-balance sheet sales treatment. Accordingly, Bluegreen’s special purpose finance entities are now consolidated in BFC’s financial statements. The consolidation of Bluegreen’s special purpose finance entities resulted in the elimination of the retained interests in notes receivable. For further information, see Note 5 to these audited consolidated financial statements.

At December 31, 2009, Bluegreen’s retained interests in notes receivable sold classified as available-for-sale investments and their associated unrealized loss at December 31, 2009 were as follows (in thousands):

	Amortized Cost	Gross Unrealized Loss	Fair Value
2004 Term Securitization	$5,230	$(300)	$4,930
2004 GE Purchase Facility	1,750	(210)	1,540
2005 Term Securitization	5,410	(570)	4,840
2006 GE Purchase Facility	5,020	(850)	4,170
2006 Term Securitization	3,120	(230)	2,890
2007 Term Securitization	6,020	(460)	5,560
2008 Term Securitization	2,700	(290)	2,410

Total	$29,250	$(2,910)	$26,340

The following assumptions (which were classified as Level 3 inputs under the accounting guidance for fair value measurements) were used to measure the fair value of the above retained interests at December 31, 2009:

As of December 31, 2009
Prepayment rates	3.0% - 5.5%
Loss severity rates	57.0% - 38.0%
Default rates	16.5% - 1.2%
Discount rates	25.0%

These assumptions took into account Bluegreen’s intended actions, which were subject to change from time to time, relating to its right to either acquire or substitute for defaulted loans, pursuant to the terms of each transaction.

The net unrealized loss on Bluegreen’s retained interests in notes receivable sold, which was presented as a separate component of shareholders’ equity net of income taxes and non-controlling interest, was approximately $925,000 as of December 31, 2009. Bluegreen’s maximum exposure to loss as a result of its involvement with these special purpose entities was the value of its retained interest.

The following table shows the hypothetical fair value of Bluegreen’s retained interests in notes receivable sold based on a 10% and a 20% adverse change in each of the assumptions used to measure the fair value of those retained interests at December 31, 2009 (dollars in thousands):

Hypothetical Fair Value at December 31, 2009
	Prepayment Rate		Loss Severity Rate		Default Rate		Discount Rate
Adverse Change Percentage	10%	20%	10%	20%	10%	20%	10%	20%
2004 Term Securitization	4,930	4,930	4,720	4,510	4,690	4,450	4,700	4,480
2004 GE Purchase Facility	1,540	1,540	1,440	1,340	1,410	1,290	1,440	1,350
2005 Term Securitization	4,840	4,830	4,090	3,350	4,060	3,450	4,460	4,110
2006 GE Purchase Facility	4,150	4,120	3,430	2,750	3,340	2,620	3,810	3,490
2006 Term Securitization	2,890	2,890	2,170	1,490	2,480	2,090	2,650	2,430
2007 Term Securitization	5,560	5,560	4,130	2,800	4,650	3,790	5,080	4,640
2008 Term Securitization	2,390	2,370	1,870	1,480	1,750	1,210	2,260	2,120

The table below summarizes certain cash flows received from and (paid to) our qualifying special purpose finance subsidiaries during the 2009 Bluegreen Interim Period (in thousands):

Bluegreen Interim Period
Collections on previously sold receivables	$(16,623)
Servicing fees received	867
Resales of foreclosed assets	(1,405)
Remarketing fees received	672
Cash received on retained interests in notes receivable sold	5,572

In addition to the cash paid for the purchase of defaulted receivables, Bluegreen also acquires delinquent or defaulted receivables from its qualifying special purpose finance subsidiaries in exchange for unencumbered receivables (a process known as substitution). During the Bluegreen Interim Period, Bluegreen acquired notes receivable totaling $4.6 million through substitutions. Although Bluegreen is not obligated to repurchase or substitute for delinquent or defaulted notes receivable from its qualifying special purpose finance subsidiaries, it may do so from time to time. The VOIs securing the delinquent and defaulted receivables that Bluegreen received in this manner are typically recovered and put back in VOI inventory and resold in the normal course of business.

Quantitative information about the portfolios of VOI notes receivable previously sold without recourse in which Bluegreen holds the above retained interests at December 31, 2009 was as follows (in thousands):

	As of December 31, 2009
	Total Outstanding Principal Amount of Sold Loans	Principal Amount of Sold Loans 60 or More Days Past Due	Balance Owed to Note Holders
2004 Term Securitization	$28,552	$869	$26,765
2004 GE Purchase Facility	13,870	400	12,072
2005 Term Securitization	81,261	2,389	74,822
2006 GE Purchase Facility	69,003	2,353	61,433
2006 Term Securitization	71,450	2,502	66,206
2007 Term Securitization	137,645	4,251	123,935
2008 Term Securitization	51,810	1,530	46,136

Total	$453,591		$411,369